Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS

a)	Related parties *

Name of related parties	Relationship with the Company
aBitCool	A company owned by the same group of the Company’s Class B ordinary shareholders (1)
aBitCool China Limited (“ABC”)	A company controlled by aBitCool
BitCool Media Group Limited (“Bitcool Media”)	A company controlled by aBitCool
Shi Dai Tong Lian	Seller of the Managed Network Entities
Concept Network Limited	Seller of the Managed Network Entities
Shanghai Shibei Hi-Tech Co., Ltd. (“SH Shibei”)	Noncontrolling shareholder of SH Wantong
Beijing Kaihua Kewei Technology Company Limited (“Kaihua Kewei”)	Seller of WiFire BJ and Yilong
A PRC citizen	Seller of iJoy
Suzhou Youpusi Information Technology Co., Ltd. (formerly known as Suzhou Aizhuoyi Information Technology Co., Ltd.) (“SZ Youpusi”)	A company controlled by the seller of iJoy
Mr. Chen Sheng	Executive Chairman of the Board of Directors
Mr. Li	Ultimate seller and noncontrolling shareholder of Aipu Group
Shantou Lishida Information Technology Co., Ltd. (“Lishida”)	Seller of Tianying
Upwise Investment Limited (“Upwise”)	Seller of Dermot Entities
Dyxnet Internet Center Limited (“DIC”)	A related party of the seller of Dermot Entities
Dyxnet Corporate Service Limited (“DCS”)	A related party of the seller of Dermot Entities
Beijing Cheetah Mobile Technology Co., Ltd. (“BJ Cheetah”) (2)	A company controlled by principal shareholder of the Company
Chengdu Xishanju Shiyou Technology Co., Ltd. (“CD Xishanju”) (2)	A company controlled by principal shareholder of the Company
Beijing Kingsoft Cloud Network Technology Co., Ltd. (“BJ Kingsoft”) (2)	A company controlled by principal shareholder of the Company
Chengdu Kingsoft Digital Entertainment Technology Co., Ltd. (“CD Kingsoft”) (2)	A company controlled by principal shareholder of the Company
Xiaomi Communication Technology Co., Ltd. (“Xiaomi Communication”) (3)	A company controlled by principal shareholder of the Company
Taiwan Xiaomi Communication Technology Co., Ltd. (“TW Xiaomi”) (3)	A company controlled by principal shareholder of the Company
Xiaomi Technology Co., Ltd. (“Xiaomi Technology”) (3)	A company controlled by principal shareholder of the Company
Beijing Xiaomi Mobile Software Co., Ltd. (“BJ Xiaomi”) (3)	A company controlled by principal shareholder of the Company
Chengdu Xingpu Investment Management Co., Ltd. (“CD Xingpu”)	A related party of Mr. Li

*	These are the related parties that have engaged in significant transactions with the Company for the year ended December 31, 2013, 2014 and 2015.
(1)

There are certain shareholders (“Common Shareholders”) that are shareholders of both aBitCool and the Company. As of December 31, 2015, in terms of economic interests and voting power, the Common Shareholders’ ownership interests in the Company were 7.67% and 31.71% while the their ownership interests in aBitCool was 90.14% in terms of both economic interests and voting power, based on the register of members of the Company. There is neither a single controlling shareholder nor a group of shareholders holding identical ownership interests individually and controlling ownership interests in aggregate in the Company and aBitCool.

(2)	These companies and Kingsoft are ultimately controlled by the same party. Kingsoft made a significant investment in the Company in 2015 (note 27).
(3)	These companies and Xiaomi are ultimately controlled by the same party. Xiaomi made a significant investment in the Company in 2015 (note 27).

b)	Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2013, 2014 and 2015:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Services provided to:
- Upwise	—	143	204	31
- DCS	—	18	73	12
- DIC	—	—	508	78
- TW Xiaomi	—	—	91	14
- Xiaomi Communication	—	—	27,144	4,190
- BJ Xiaomi	—	—	275	43
- BJ Cheetah	—	—	6,712	1,036
- CD Xishanju	—	—	3,379	522
- BJ Kingsoft	—	—	7,969	1,230

Services provided by:
- DIC	—	4,106	10,764	1,662
- DCS	—	587	9,259	1,429
- Upwise	—	97	253	39

Purchases of equipment and property from:
- SZ Youpusi	61,202	80,059	3,577	553
- DCS	—	330	—	—
- ABC	266	—	—	—
- CD Xingpu	—	—	37,101	5,727

Loans provided to:
- Seller of Aipu Group	—	98,500	—	—
- BitCool Media	19,096	22,792	—	—
- SH Shibei	4,900	—	—	—
- Seller of iJoy	12,193	—	—	—

Repayment of loans:
- BitCool Media	1,219	35,380	—	—

Receipt of interest income from loan to:
- BitCool Media	—	1,553	—	—

Interest income from loan to:
- BitCool Media	861	956	1,211	187

Management service provided by:
- DCS	—	8,949	16,602	2,563

c)	The Company had the following related party balances as of December 31, 2014 and 2015:

	December 31,
	2014	2015
	RMB	RMB	US$
Amounts due from related parties:
Current:
- Bitcool Media	20,126	22,605	3,490
- Seller of iJoy	24,476	25,974	4,010
- SH Shibei	9,800	9,800	1,513
- Upwise	465	327	50
- DCS	—	61	9
- SZ Youpusi	—	863	133
- Seller of Aipu Group	—	28,500	4,399
- Xiaomi Communication	—	9,367	1,446
- TW Xiaomi	—	20	3
- BJ Cheetah	—	2,590	400
- CD Xishanju	—	1,469	227
- BJ Kingsoft	—	3,561	550

	54,867	105,137	16,230

Non-current:
- Seller of Aipu Group	98,500	70,000	10,806

Amounts due to related parties:
Current:
- Seller of the Managed Network Entities	47,755	47,755	7,372
- Seller of iJoy	50,506	61,436	9,484
- Seller of WiFire BJ and Yilong	2,970	2,970	459
- Seller of GD Tianying	9,434	—	—
- Sellers of Dermot Entities	205,380	205,800	31,770
- SZ Youpusi	7,131	—	—
- Upwise	—	41	6
- DCS	3,628	894	138
- DIC	—	789	122
- Seller of Aipu Group	—	76,666	11,835
- CD Xingpu	—	1,000	154
- Xiaomi Technology	—	210	32
- CD Kingsoft	—	5	1
- BJ Cheetah	—	22	4

	326,804	397,588	61,377

	December 31,
	2014	2015
	RMB	RMB	US$
Non-current:
- Seller of iJoy	18,392	—	—
- Seller of Tianying	17,585	16,350	2,524
- Sellers of Aipu Group	67,531	11,034	1,703
- Seller of Dermot Entities	177,220	—	—

	280,728	27,384	4,227

All balances with the related parties, other than the amount due from BitCool Media, as of December 31, 2014 and 2015 were unsecured, interest-free and have no fixed terms of repayment. The loan provided to BitCool Media bears annual interest rates of 6% and will mature in 2016. The Company has recorded the related interest income of RMB861, RMB956 and RMB1,211 (US$187) using the effective interest method for the year ended December 31, 2013, 2014 and 2015, respectively.

The amount due to related parties as of December 31, 2015 mainly relate to the remaining contingent purchase consideration payable for the acquisitions of subsidiaries.